Other non-current assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 808	€ 823	€ 902
Pre-funded pension obligations	271	269	408
Long-term prepaid expenses	114	286	59
Long-term loans and advances and other non-current receivables	591	452	485
Derivative financial instruments	0	0	3
Other non-current assets	3,218	3,095	3,127
Non-current finance lease receivables	132	164
Other current assets	3,455	3,532	3,571
Non-current finance lease receivables, gross	170	201
BioAtrium
Disclosure Of Other Non Current Assets [Line Items]
Long-term loans and advances and other non-current receivables	157
Other current assets		156
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	1,088	936	823
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 346	€ 329	€ 447